Borrowing facilities - Schedule of undrawn committed borrowing facilities (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 5,525	£ 5,772
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	0
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	1,668	1,940
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	534	1,668
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	1,718	277
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	1,605	1,887
More than 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 0	£ 0